Non-Controlling Interest	12 Months Ended
Dec. 31, 2025
Non Controlling Interest [Abstract]
Non-Controlling Interest [Text Block]

33. Non-Controlling Interest

On April 30, 2025, Hudbay completed the acquisition on MMC's 25% interest in CMBC. As a result of the Transaction, Hudbay increased its ownership of the Copper Mountain mine from 75% to 100% (note 5). Prior to this, as part of the British Columbia operating segment, the Company owned 75% of CMBC. The remaining 25% ownership stake was held by MMC. The continuity of non-controlling interest balance is disclosed in the consolidated statements of changes in equity.

Summarized financial information for the Copper Mountain mine on an 100% basis is as follows:

Summarized Balance Sheets

December 31, 2024
Assets
Cash and cash equivalents	$12.9
Trade and other receivables	44.1
Inventories - current	37.5
Property, plant and equipment	902.9
Other assets	11.1
1,008.5
Liabilities
Trade and other payables	37.5
Amounts due to related parties	422.6
Environmental and other provisions	35.5
Lease liabilities	20.1
Deferred tax liabilities	119.9
Other liabilities	68.9
704.5

Summarized Statement of Income and Comprehensive (Loss)/Income

	Year ended December 31, 2025[1]	Year ended December 31, 2024
Total revenue	$76.5	$274.1
Mine operating costs	56.5	210.8
Depreciation and amortization	16.5	50.1
Gross profit	3.5	13.2

Other expenses	2.6	20.2
Finance expense - related parties	14.4	31.3
Other net finance costs	5.3	16.6
Tax recovery	(2.0)	(19.4)
Net loss for the year	$(16.8)	$(35.5)

Total comprehensive loss	$(4.0)	$(63.1)
[1] The results presented above reflect the transactions for the period January 1, 2025 to April 30, 2025, up to the date on which Hudbay completed the acquisition of MMC's 25% interest in CMBC.

The above information is presented before inter-company eliminations.